UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0456
Washington, D.C. 20549	Expires: May 31, 2021
Estimated average burden
FORM 24F-2	hours per response. . . . . .2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:
USAA MUTUAL FUNDS TRUST
15935 LA CANTERA PKWY BUILDING TWO
SAN ANTONIO, TEXAS 78256

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
[ ]
USAA Cornerstone Moderate Conservative Fund
USAA Cornerstone Aggressive Fund
USAA Cornerstone Conservative Fund
USAA Cornerstone Equity Fund
USAA Cornerstone Moderate Fund
USAA Cornerstone Moderate Aggressive Fund
USAA Growth and Tax Strategy Fund
USAA Managed Allocation Fund
USAA Precious Metals and Minerals Fund
USAA International Fund
USAA World Growth Fund
USAA Government Securities Fund
USAA Treasury Money Market Trust
USAA Emerging Markets Fund

3. Investment Company Act File Number:	811-7852

Securities Act File Number:	33-65572

4(a). Last day of fiscal year for which this Form is filed:

May 31, 2020

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

SEC 2393 (06-02)

5. Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal
	year pursuant to section 24(f):		$18,496,604,477

	(ii) Aggregate price of securities redeemed or repurchased
	during the fiscal year:	$23,079,587,123

	(iii) Aggregate price of securities redeemed
	or repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:	$0

	(iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:	-	$23,079,587,123

	(v) Net Sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:		$0

	(vi) Redemption credits available for use in future years - if	($4,582,982,646)
	Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
	Item 5(i)]:

	(vii) Multiplier for determining registration fee (See Instruction C.9):		0.0001298

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]	=	$0.00
	(enter "0" if no fee is due):

6. Prepaid shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were
	registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,
	1997, then report the amount of securities (number of shares or other units) deducted here:
	__________. If there is a number of shares or other units that were registered pursuant to rule
	24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are
	available for use by the issuer in future fiscal years, then state that number
	here: __________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):
			$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

			$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
	N/A

	Method of Delivery:
	[ ] Wire Transfer
	[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James De Vries

	James De Vries, Treasurer

Date	August 24, 2020

	* Please print the name and title of the signing officer below the signature.

SEC 2393 (06-02)